Loans and Leases Held for Investment, Net Lease Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans and Leases Held for Investment, Net
Lease financing receivables	$ 685,836	$ 650,084
Residuals	41,157	48,797
Unearned income	(84,523)	(97,718)
Lease financing receivables, net of unearned income	642,470	601,163
Net deferred lease origination costs	10,788	4,667
Purchased lease discounts	(64,757)	(154,387)
Capital Leases Net Investment In Direct Financing Leases Gross of Allowance for Loan and Lease Losses	588,501	451,443
Allowance for loan and lease losses	(3,766)	(2,454)
Lease financing receivables, net	584,735	448,989
Capital Leases, Future Minimum Payments Due, Next Twelve Months	254,290
Capital Leases, Future Minimum Payments Due in Two Years	193,786
Capital Leases, Future Minimum Payments Due in Three Years	120,486
Capital Leases, Future Minimum Payments Due in Four Years	70,016
Capital Leases, Future Minimum Payments Due in Five Years	34,280
Capital Leases, Future Minimum Payments Due Thereafter	12,978
Capital Leases, Future Minimum Payments Due	$ 685,836